Income Taxes - Schedule of Income Tax Provision (Details) (Parenthetical)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member]
Statutory rate, percentage	25.00%	25.00%	25.00%